Income Taxes (Details) - Schedule of (loss) income from continuing operations before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of (loss) income from continuing operations before income taxes [Abstract]
United States	$ (132,910)	$ (52,224)
Foreign	832	2,505
Total	$ (132,078)	$ (49,719)